Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Maturity Operating Lease Obligations

The maturity of the Company’s operating lease obligations is presented below:

	Operating	Operating
	Lease	Lease
Twelve Months Ending December 31,	Amount	Amount
	RMB	USD
2026 (remaining six months)	455,804	66,923
2027	466,624	68,511
2028	154,568	22,694
2029	48,231	7,081
Total lease payments	1,125,227	165,209
Less: Interest	12,588	1,848
Present value of lease liabilities	1,112,639	163,361